Disposal of assets and other transactions (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of the major classes of assets and related liabilities classified as held for sale

				06.30.2023	12.31.2022
	E&P	RT&M	Corporate and other businesses	Total	Total
Assets classified as held for sale
Inventories	-	31	−	31	21
Investments	-	−	−	-	-
Property, plant and equipment	347	23	−	370	3,587
Others	-	1	−	1	-
Total	347	55	−	402	3,608
Liabilities on assets classified as held for sale
Finance debt	-	-	134	134	133
Provision for decommissioning costs	290	-	-	290	1,332
Total	290	−	134	424	1,465

Schedule of the assets and liabilities corresponding to the transactions pending closing are classified as held for sale

Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*)	Gain/ (loss) (**)	Further infor-mation
Sale of its entire interest in Albacora Leste producing field, located in the Campos Basin	Petro Rio Jaguar Petróleo LTDA (PetroRio), a subsidiary of Petro Rio S.A.	April 2022 (S) January 2023 (C)	1,928	557	a
Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields	Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly-owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda.	February 2022 (S) April 2023 (C)	474	342	b
Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water fields, together with their associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called Potiguar group of fields	3R Potiguar S.A., a wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A.	January 2022 (S) June 2023 (C)	1,445	464	c
Total			3,847	1,363

(*)	The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(**)	Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).

Schedule of contingent assets from disposed investments

Transaction	Closing date	Amounts subject to recognition	Assets recognized in 2023	Assets recognized in previous periods

Sales in previous years
Riacho da Forquilha group of fields	December 2019	62	7	28
Pampo and Enchova group of fields	July 2020	650	−	180
Baúna field	November 2020	285	−	132
Ventura group of fields	July 2021	43	−	43
Miranga group of fields	December 2021	85	−	55
Cricare group of fields	December 2021	118	−	22
Peroá group of fields	August 2022	43	−	10
Papa-Terra field	December 2022	90	1	15
Sales in the period
Albacora Leste field	January 2023	250	−	−
Norte Capixaba group of fields	April 2023	66	11	-
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu	April 2022	5,244	25	693
Total			44	1,178